Employee Benefits - Annual Benefit Payments (Details) - United Kingdom - ICON Development Solutions Limited pension plan $ in Thousands	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2022	$ 256
2023	340
2024	417
2025	453
2026	788
Years 2027 - 2031	$ 3,859